Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Statement Of Income And Comprehensive Income [Abstract]
Net income attributable to Taro	$ 456,356	$ 540,932	$ 484,257
Other comprehensive loss
Foreign currency translation adjustments	(25,038)	(12,071)	(88,153)
Unrealized (loss) gain from marketable securities	(69)	11	83
Total other comprehensive loss attributable to Taro	(25,107)	(12,060)	(88,070)
Total comprehensive income attributable to Taro	$ 431,249	$ 528,872	$ 396,187